Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LIQUIDITY FUNDS
BlackRock Select Treasury Based Liquidity Fund
(the “Fund”)
Supplement dated July 31, 2026 to the Capital Shares, Mischler Financial Group Shares, Administration Shares, Cash Management Shares, Cash Reserve Shares, Institutional Shares, Dollar Shares, Tigress Shares and Stern Brothers Shares Summary Prospectuses and Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as amended and/or supplemented to date
Effective on or about July 31, 2026, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The sections of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Select Treasury Based Liquidity Fund — Principal Risks of Investing in the Fund,” “Fund Overview — Key Facts About BlackRock Select Treasury Based Liquidity Fund — Principal Risks of Investing in the Fund,” or “Details About the Funds—Investment Risks—Principal Risks of Investing in the Funds,” as applicable, are amended to add the following “Stablecoin Regulatory Risk” as a risk factor for the Fund:
Stablecoin Regulatory Risk. BlackRock Select Treasury Based Liquidity Fund. The Fund intends to operate such that its shares will be “eligible reserve assets” for payment stablecoin issuers under a U.S. law enacted in July 2025 designed to establish a framework for regulation of such issuers and any regulation adopted thereunder (the “GENIUS Act”). The Fund’s status as an eligible reserve asset under the GENIUS Act is a product of its structure as a government money market fund operating in accordance with Rule 2a‑7 under the 1940 Act and investing exclusively in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”) with a maturity of 93 days or less and overnight repurchase agreements secured by such instruments. If the GENIUS Act or regulations adopted thereunder were to impose requirements with which the Fund cannot comply — for example, by limiting the types of permitted reserve assets in a manner that excludes shares of money market funds or by imposing operational or structural conditions that the Fund is unable to satisfy — payment stablecoin issuers that hold shares of the Fund as reserve assets could be required to redeem their holdings in the Fund in order to maintain compliance with applicable law. Such large-scale redemptions could adversely affect the Fund’s liquidity and net assets. In addition, under rules adopted or proposed by the Office of the Comptroller of the Currency (OCC), there may be limits on the percentage of a stablecoin issuer’s total reserve assets that may be held in any single investment product, which could limit the growth of the Fund. Additionally, various other aspects of the GENIUS Act remain unclear and subject to interpretation, and federal regulators, including the OCC and the U.S. Department of the Treasury, are developing implementing standards that have not been finalized as of the date of this Prospectus. Changes in, or new interpretations of, the GENIUS Act or related rules could affect the types of instruments the Fund is permitted to hold under that framework or the methods by which the Fund implements its investment strategy, including operational processes tied to its permissioned use of public blockchains for shares of the Fund. These developments could require the Fund to adjust portfolio holdings or modify operational practices and could adversely affect the Fund or its shareholders.

BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LIQUIDITY FUNDS
BlackRock Select Treasury Based Liquidity Fund
(the “Fund”)
Supplement dated July 31, 2026 to the Capital Shares, Mischler Financial Group Shares, Administration Shares, Cash Management Shares, Cash Reserve Shares, Institutional Shares, Dollar Shares, Tigress Shares and Stern Brothers Shares Summary Prospectuses and Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as amended and/or supplemented to date
Effective on or about July 31, 2026, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The sections of the Summary Prospectuses and the Prospectuses entitled “Key Facts About BlackRock Select Treasury Based Liquidity Fund — Principal Risks of Investing in the Fund,” “Fund Overview — Key Facts About BlackRock Select Treasury Based Liquidity Fund — Principal Risks of Investing in the Fund,” or “Details About the Funds—Investment Risks—Principal Risks of Investing in the Funds,” as applicable, are amended to add the following “Stablecoin Regulatory Risk” as a risk factor for the Fund:
Stablecoin Regulatory Risk. BlackRock Select Treasury Based Liquidity Fund. The Fund intends to operate such that its shares will be “eligible reserve assets” for payment stablecoin issuers under a U.S. law enacted in July 2025 designed to establish a framework for regulation of such issuers and any regulation adopted thereunder (the “GENIUS Act”). The Fund’s status as an eligible reserve asset under the GENIUS Act is a product of its structure as a government money market fund operating in accordance with Rule 2a‑7 under the 1940 Act and investing exclusively in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”) with a maturity of 93 days or less and overnight repurchase agreements secured by such instruments. If the GENIUS Act or regulations adopted thereunder were to impose requirements with which the Fund cannot comply — for example, by limiting the types of permitted reserve assets in a manner that excludes shares of money market funds or by imposing operational or structural conditions that the Fund is unable to satisfy — payment stablecoin issuers that hold shares of the Fund as reserve assets could be required to redeem their holdings in the Fund in order to maintain compliance with applicable law. Such large-scale redemptions could adversely affect the Fund’s liquidity and net assets. In addition, under rules adopted or proposed by the Office of the Comptroller of the Currency (OCC), there may be limits on the percentage of a stablecoin issuer’s total reserve assets that may be held in any single investment product, which could limit the growth of the Fund. Additionally, various other aspects of the GENIUS Act remain unclear and subject to interpretation, and federal regulators, including the OCC and the U.S. Department of the Treasury, are developing implementing standards that have not been finalized as of the date of this Prospectus. Changes in, or new interpretations of, the GENIUS Act or related rules could affect the types of instruments the Fund is permitted to hold under that framework or the methods by which the Fund implements its investment strategy, including operational processes tied to its permissioned use of public blockchains for shares of the Fund. These developments could require the Fund to adjust portfolio holdings or modify operational practices and could adversely affect the Fund or its shareholders.